Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,378,000
Previously Paid Amount	0.00
Total Fee Amount	880.80
Total Offset Amount	0.00
Net Fee	880.80
Narrative - Max Aggregate Offering Price	$ 6,378,000
Final Prospectus	true